MRBs (Reconciles of MRBs Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Market Risk Benefit [Line Items]
MRB assets	$ 2,807	$ 1,888
MRB liabilities	2,078	4,399
Net (Asset) Liability	(729)	2,511
Variable Annuities [Member]
Market Risk Benefit [Line Items]
MRB assets	2,666	1,784
MRB liabilities	2,004	4,182
Net (Asset) Liability	(662)	2,398	$ 5,207
Fixed Annuity [Member]
Market Risk Benefit [Line Items]
MRB assets	117	91
MRB liabilities	72	205
Net (Asset) Liability	(45)	114	118
Retirement Plan Services Segment [Member]
Market Risk Benefit [Line Items]
MRB assets	24	13
MRB liabilities	2	12
Net (Asset) Liability	$ (22)	$ (1)	$ 9